Balance Sheets (Annual Report) (Parenthetical) (Annual Report [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	250,000	750,000
Preferred Stock, Shares Outstanding	250,000	750,000
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	48,612,365	48,612,365
Common Stock, Shares Outstanding	43,612,365	43,612,365